DEBT - Repurchases of Cablevision Senior Notes (Details) - Senior 5.875% Notes due September 2022 - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2014	Jan. 31, 2014	Dec. 31, 2015
Repurchases of Cablevision Senior Notes [Abstract]
Stated interest rate		5.875%
Cablevision Systems Corporation And Subsidiaries
Repurchases of Cablevision Senior Notes [Abstract]
Aggregate principal amount repurchased/redeemed	$ 9,200	$ 27,831
Gain (loss) on extinguishment of debt	934
Write-off of deferred financings costs	$ 1,436
Cablevision Systems Corporation And Subsidiaries | Senior Notes
Repurchases of Cablevision Senior Notes [Abstract]
Stated interest rate			5.875%